Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Operations [Abstract]
Selling, general, and administrative expenses, related party amounts	$ 388	$ 445	$ 1,091	$ 1,259	$ 1,601	$ 1,836	$ 1,946
Other income, related party amounts				180		355
Interest expense, related party amounts	239	73	467	277	334	26
Interest income, related party					$ 180